Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 4,331	$ (3,877)	$ 7,865	$ (578)	$ 13,962
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	471	520	962	1,016	2,122
Deferred tax expense (benefit)	526	(5,470)	759	(5,470)	6
Share based compensation expense	249	114	394	229	634
Loss on disposal of fixed assets	24		324
Changes in operating assets and liabilities:
Trade accounts receivable, net	(8,944)	(1,744)	(9,363)	1,027	(484)
Inventories	(1,983)	(2,145)	(2,845)	(4,655)	(5,323)
Due (to) from affiliates, net	24	(318)	346	(385)	(699)
Other current assets	17	1,126	100	533	(378)
Trade accounts payable	2,660	(36)	4,672	2,211	198
Other current liabilities	1,655	1,486	(843)	1,586	2,673
Liability in respect of settlement		13,000		13,000
Liability for employee severance benefits, net	(15)	61	32	261	171
Net cash provided by (used in) operating activities of continued operations	(985)	2,717	2,403	8,775	12,882
Cash provided by (used in) operating activities of discontinued operations		1,087		948	(11,247)
Net cash provided by (used in) operating activities	(985)	3,804	2,403	9,723	1,635
Cash flows from investing activities:
Proceeds from disposal of fixed assets	76		76
Purchase of fixed assets	(836)	(974)	(1,148)	(2,152)	(3,138)
Purchase of intangible assets	(10)	(13)	(35)	(20)	(84)
Net cash used in investing activities from continuing operations	(770)	(987)	(1,107)	(2,172)	(3,222)
Cash used in (provided by) investing activities of discontinued operations		(14)		(19)	29,854
Net cash provided by (used in) investing activities	(770)	(1,001)	(1,107)	(2,191)	26,632
Cash flows from financing activities:
Proceeds from exercise of share options and RSUs	615	182	989	182	1,341
Dividend payment	(5,063)		(5,063)		(5,001)
Net cash provided by (used in) financing activities from continuing activities	(4,448)	182	(4,074)	182	(3,660)
Net cash provided by (used in) financing activities	(4,448)	182	(4,074)	182	(3,660)
Effect of change in exchange rate on cash and cash equivalents	235	(140)	238	(332)	(603)
Net increase (decrease) in cash and cash equivalents	(5,968)	2,845	(2,540)	7,382	24,004
Cash and cash equivalents at beginning of the period	47,172	24,277	43,744	19,740	19,740
Cash and cash equivalents at end of the period	$ 41,204	$ 27,122	41,204	27,122	$ 43,744
Supplementary cash flows information:
Interest paid
Income taxes paid			$ 112	$ 696